Document and Entity Information	May 07, 2024
Details
Registrant CIK	0001606698
Registrant Name	Alpine 4 Holdings, Inc.
SEC Form	8-K
Period End date	May 07, 2024
Tax Identification Number (TIN)	46-5482689
Emerging Growth Company	true
Ex Transition Period	true
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40913
Entity Address, Address Line One	2525 E Arizona Biltmore Circle
Entity Address, Address Line Two	Suite 237
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	480
Local Phone Number	702-2431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false